Note 19 - Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Derivative instruments	$-	$865	$-	$865
Securities available for sale
Mortgage-backed securities	-	84,372	-	84,372
State, County, Municipals	-	92,978	-	92,978
Other securities	-	445	-	445
	$-	$178,660	$-	$178,660
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Mortgage-backed securities	-	96,972	-	96,972
State, County, Municipals	-	103,913	-	103,913
Other securities	-	437	-	437
	$-	$201,322	$-	$201,322

Fair Value Measurements, Nonrecurring [Table Text Block]
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2023
Loans individually evaluated for impairment	$-	$-	$2,082	$2,082
Other real estate owned	-	-	260	260
	$-	$-	$2,342	$2,342

December 31, 2022
Loans individually evaluated for impairment	$-	$-	$2,074	$2,074

Total	$-	$-	$2,074	$2,074

Fair Value, by Balance Sheet Grouping [Table Text Block]
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant	Total
	Carrying	Identical	Observable	Unobservable	Fair
	Value	Assets	Inputs	Inputs	Value
2023		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$14,553	$14,553	$-	$-	$14,553
Interest bearing deposits with banks	79,923	79,923	-	-	79,923
Securities held-to-maturity	387,799	-	355,418	-	355,418
Securities available-for-sale	177,795	-	177,795	-	177,795
Net LHFI	634,394	-	-	606,273	606,273
Derivative instruments	865	-	865	-	865
Financial liabilities
Deposits	1,170,077	923,551	221,882	-	1,145,433
Short-term borrowings	158,086	158,086	-	-	158,086
Borrowings on secured line of credit	18,000	18,000	-	-	18,000
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant	Total
	Carrying	Identical	Observable	Unobservable	Fair
	Value	Assets	Inputs	Inputs	Value
2022		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$26,948	$26,948	$-	$-	$26,948
Interest bearing deposits with banks	1,646	1,646	-	-	1,646
Securities held-to-maturity	406,590	-	375,292	-	375,292
Securities available-for-sale	201,322	-	201,322	-	201,322
Net loans	580,052	-	-	541,173	541,173
Financial liabilities
Deposits	1,126,402	947,479	178,902	-	1,126,381
Short-term Borrowings	127,574	127,574	-	-	127,574
Borrowings on secured line of credit	18,000	18,000	-	-	18,000